INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of losses before income taxes

	For the years ended December 31,
	2012	2013	2014	2014
	As Restated	As Restated
	RMB	RMB	RMB	US$
Non-PRC	(453,081)	(387,433)	(678,555)	(109,363)
PRC	46,874	(212,002)	(107,144)	(17,268)

	(406,207)	(599,435)	(785,699)	(126,631)

Schedule of components of income tax expense (benefit)

	For the years ended December 31,
	2012	2013	2014	2014
		As Restated
	RMB	RMB	RMB	US$
Current income tax expense	6,537	3,377	51,837	8,355
Deferred income tax benefit	(9,953)	(2,704)	(10)	(2)

	(3,416)	673	51,827	8,353

Schedule of reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss

	For the years ended December 31,
	2012	2013	2014	2014
	As Restated	As Restated
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(101,552)	(149,859)	(196,425)	(31,658)
International tax rate difference	114,650	97,500	170,574	27,492
Other adjustments	254	1,422	5,536	892
Permanent difference	(4,341)	(4,480)	(28,275)	(4,557)
Change in unrecognized tax benefit	775	7,557	(18,630)	(3,003)
Effect of preferential tax treatment	7,086	10,351	—	—
Tax holiday	—	—	(7,147)	(1,152)
Effect of tax rate change on deferred taxes	(7,542)	10,957	464	75
Expired net operating losses	17,652	44,152	27,765	4,475
Change in valuation allowance	(30,398)	(16,927)	97,965	15,789

Income tax (benefit)/expense	(3,416)	673	51,827	8,353

Schedule of tax effects of temporary differences that give rise to the deferred tax asset balances

	As of December 31,
	2013	2014	2014
	As Restated
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	77	69	11
Accrued payroll	30,481	57,181	9,216
Accrued expenses	15,269	57,834	9,321
Revenue on last deliverable basis	4,363	—	—
Bad debt provision	38,573	23,783	3,833
Others	3,844	3,840	619
Valuation allowance	(87,055)	(140,424)	(22,632)

Deferred tax assets, current portion, net	5,552	2,283	368

Deferred tax assets, non-current portion:
Net operating losses carried forward	152,258	183,638	29,597
Copyrights amortization	149,187	171,590	27,655
Impairment of intangible assets and fixed assets	8,514	611	98
Valuation allowance	(303,563)	(348,159)	(56,113)

Deferred tax assets, non-current portion, net	6,396	7,680	1,237
Deferred tax liabilities, non-current portion
Domain name, trademark and online video license	(211,325)	(211,325)	(34,059)
Technology	(3,291)	(2,525)	(407)
Non-compete agreement	(728)	(302)	(49)
Customer relationship	(4,899)	(3,758)	(606)
User generated content	(1,398)	—	—
Fixed assets (accumulated depreciation)	(1,642)	(3,378)	(543)

Deferred tax liabilities, non-current portion	(223,283)	(221,288)	(35,664)
Deferred tax liabilities, non-current portion, net	(216,887)	(213,608)	(34,427)

Schedule of changes in unrecognized tax benefits

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Beginning balance	22,076	99,613	253,723	40,893
Addition from acquisitions	80,870	—	—	—
Additions based on tax position of the current year	775	164,448	198,641	32,015
Reductions for the tax positions of the current year	(3,882)	(8,729)	(293,000)	(47,223)
Reductions due to lapse of applicable statute of limitations	(226)	(1,609)	(18,630)	(3,003)
Ending balance	99,613	253,723	140,734	22,682